Condensed Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Millions	Northrop Grumman Shipbuilding [Member] Parent's Equity In Unit [Member]	Northrop Grumman Shipbuilding [Member] Accumulated Other Comprehensive Loss [Member]	Northrop Grumman Shipbuilding [Member]	Former Parent's Equity In Unit [Member]	Common Stock [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
At beginning of year at Dec. 31, 2007	$ 4,185	$ (204)
Net earnings (loss)	(2,420)		(2,420)
Net transfers from (to) parent	(187)		(187)
Other comprehensive income, net of tax		(413)	(413)
Total equity			961
At end of period at Dec. 31, 2008	1,578	(617)
Net earnings (loss)	124		124
Net transfers from (to) parent	266		266
Other comprehensive income, net of tax		86	86
Total equity			1,437
At end of period at Dec. 31, 2009	1,968	(531)		1,968				(531)
Net earnings (loss)				72					72
Net transfers from (to) parent				55					(55)
Common stock issuance
Other comprehensive income, net of tax								33	33
Total equity									1,487
At end of period at Sep. 30, 2010				1,985				(498)
At beginning of year at Dec. 31, 2009	1,968	(531)
Net earnings (loss)	135		135
Net transfers from (to) parent	(170)		(170)
Other comprehensive income, net of tax		16	16
Total equity			1,418						1,418
At end of period at Dec. 31, 2010	1,933	(515)		1,933				(515)
Net earnings (loss)				47			(210)		(163)
Dividend to former parent				(1,429)
Contributed surplus				(1,827)		1,827
Net transfers from (to) parent				(1,276)					1,276
Common stock issuance
Additional paid-in capital						21
Other comprehensive income, net of tax								32	32
Total equity									1,155
At end of period at Sep. 30, 2011						$ 1,848	$ (210)	$ (483)